Performance Management - USCF Oil Plus Bitcoin Strategy Fund	Dec. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided in this section once the Fund has annual returns for a full calendar year. Current performance information is available at www.uscfinvestments.com.

Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results. The Fund may perform better or worse in the future.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance and does not guarantee future results.
Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.uscfinvestments.com